Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Cost		$ 106,460	$ 113,561
Accumulated depreciation		76,653	$ 84,379
Property, plant and equipment	$ 29,182	29,807
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	23,975	22,080
Accumulated depreciation	12,996	11,343
Computers, software, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	86,122	80,888
Accumulated depreciation	70,401	64,604
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,833	1,833
Accumulated depreciation	217	70
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost	1,631	1,659
Accumulated depreciation	$ 765	$ 636